Property, Plant and Equipment and Construction in Progress - Schedule of Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 35,026,946	$ 33,922,611	$ 33,002,200
Less: accumulated depreciation	(22,743,369)	(20,787,963)	(19,325,844)
Property, plant and equipment, net	12,283,577	13,134,648	13,676,356
Construction in process		5,886	22,641
Total	12,283,577	13,140,534	13,698,997
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	11,397,299	11,132,258	11,444,906
Machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	23,030,014	22,220,209	20,974,546
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	335,655	327,514	336,541
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 263,978	$ 242,630	$ 246,207